Trade receivables and others (Details) € in Thousands		6 Months Ended
	Aug. 31, 2022 loan	Jun. 30, 2025 EUR (€) loan_agreement	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [Line Items]
Other receivables		€ 146	€ 89
Other tax credits		0	24
Prepaid expenses		2,149	2,820
VAT refund		695	880
Trade account receivables		363	650
Prepayments made to suppliers		1,596	509
Receivables and others - current		4,951	4,972
Research tax credit		10,652	7,464
Prepaid expenses		377	502
Prepayments made to suppliers		1,008	1,362
Receivables and others - non-current		12,036	9,328
Trade receivables and others		16,987	14,300	€ 34,273	€ 66,111
Non-current research tax credit, 2025		€ 3,189
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2	2
Borrowing, maturity	5 years	5 years
Guarantees
Disclosure of financial assets [Line Items]
Prepaid expenses		€ 627	€ 754